CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2014 CNY (¥) ¥ / shares shares	Dec. 31, 2013 CNY (¥) ¥ / shares shares
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) [Abstract]
Net sales	$ 38,418	¥ 248,862	¥ 284,464	¥ 304,950
Cost of sales	$ 38,418	248,866	301,617	320,375
Gross loss		(4)	(17,153)	(15,425)
Operating expenses:
Selling expenses	$ 2,224	14,404	15,202	16,839
Administrative expenses	6,107	39,559	¥ 28,337	¥ 32,130
Loss on impairment of assets	1,114	7,219
Total operating expenses	9,445	61,182	¥ 43,539	¥ 48,969
Operating loss	(9,445)	(61,186)	(60,692)	(64,394)
Other income (expense):
- Interest income	191	1,236	1,297	1,024
- Interest expense	(1,286)	(8,333)	(12,486)	(10,094)
- Others income (expense), net	959	6,215	(203)	4,505
Total other income (expense)	(136)	(882)	(11,392)	(4,565)
Loss before provision for income taxes	(9,581)	(62,068)	(72,084)	(68,959)
Income tax (expense) benefit	(1,081)	(7,000)	740	10,007
Net loss	$ (10,662)	(69,068)	(71,344)	(58,952)
Net income (loss) attributable to noncontrolling interests		(3)	(17)	19
Net loss attributable to the Company	$ (10,662)	(69,065)	(71,327)	(58,971)
Other comprehensive income (loss):
- Foreign currency translation adjustments attributable to noncontrolling interest	(6)	(37)	(18)	22
- Foreign currency translation adjustments attributable to the Company	(23)	(150)	(67)	44
Comprehensive income (loss) attributable to non-controlling interest	(6)	(40)	(35)	41
Comprehensive loss attribute to the Company	$ (10,685)	¥ (69,215)	¥ (71,394)	¥ (58,927)
Net loss per share, Basic and diluted (dollars in per share) | (per share)	$ (0.82)	¥ (5.29)	¥ (5.46)	¥ (4.51)
Weighted average number ordinary shares, Basic and diluted (in shares)	13,062,500	13,062,500	13,062,500	13,062,500